UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22269
Investment Company Act File Number
Eaton Vance National Municipal Opportunities Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
March 31
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
National Municipal Opportunities Trust
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.1%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.1%
$1,500	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,500,075
2,000	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	1,942,480

		$3,442,555

Education — 10.4%
$10,440	Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(1)	$10,685,340
12,000	New Hampshire Health and Education Facilities Authority, (Dartmouth College), 5.25%, 6/1/39(1)	12,737,160
1,500	New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,574,460
3,000	New York Dormitory Authority, (The New School), 5.75%, 7/1/50	3,092,400
1,090	Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,128,106
2,650	University of Virginia, 5.00%, 6/1/40(2)	2,755,894

		$31,973,360

Electric Utilities — 9.5%
$3,650	Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	$3,904,588
2,815	Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,011,346
4,540	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,714,109
6,000	Matagorda County, TX, Navigation District No. 1, (Central Power and Light Co.), 6.30%, 11/1/29	6,313,620
2,500	Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,291,150
9,000	Salt River Project Agricultural Improvement & Power District, AZ, 5.00%, 1/1/38(1)	9,223,200

		$29,458,013

General Obligations — 3.1%
$5,750	California, 6.00%, 4/1/38	$6,128,580
1,000	Oregon, 5.00%, 8/1/36	1,051,330
2,210	Will County, IL, Community Unit School District No. 365-U (Valley View), 5.75%, 11/1/32	2,337,782

		$9,517,692

Health Care-Miscellaneous — 2.5%
$7,435	New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$7,869,501

		$7,869,501

Hospital — 20.3%
$980	California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/34	$1,023,620
1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	1,038,570
12,300	Harris County, TX, Cultural Education Facilities Finance Corp., (Texas Children’s Hospital), 5.50%, 10/1/39(1)	12,593,724
3,000	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,292,980
2,300	Illinois Finance Authority, (Rush University Medical Center), 6.625%, 11/1/39	2,410,538
1,665	Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	1,608,940
5,915	Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	6,256,591
3,400	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 6.00%, 7/1/39	3,482,348
1,165	Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,187,881
3,725	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,464,101
1,530	Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,396,599
7,395	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	6,602,034
1,025	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	1,024,385
1,000	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,009,360

Principal
Amount
(000’s omitted)	Security	Value
$1,365	South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	$1,364,836
3,750	St. Paul, MN, Housing and Redevelopment Authority, (Health East Project), 6.00%, 11/15/35	3,358,163
3,150	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	2,796,444
430	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	414,451
4,500	Tyler, TX, Health Facilities Development Corp., (East Texas Medical Center), 5.375%, 11/1/37	3,845,160
5,000	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	4,548,200

		$62,718,925

Housing — 4.2%
$11,205	Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(1)	$10,937,425
1,750	Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	1,880,550

		$12,817,975

Industrial Development Revenue — 20.9%
$5,000	Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$4,400,100
3,000	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,036,870
5,000	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	5,117,700
3,000	Campbell County, WY, Solid Waste Facilities, (Basin Electric Power Cooperative), 5.75%, 7/15/39	3,124,230
3,420	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	3,897,090
240	Effingham County, GA, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	240,002
145	Goochland County, VA, Industrial Development Authority, (Nekoosa Packaging Corp.), (AMT), 5.65%, 12/1/25	138,793
2,750	Gulf Coast, TX, Waste Disposal Authority, (International Paper Co.), (AMT), 6.10%, 8/1/24	2,787,565
1,000	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 6.65%, 4/1/32	1,004,010
3,500	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	3,493,490
1,515	Illinois Finance Authority, (Navistar International Corp.), 6.50%, 10/15/40	1,561,329
8,000	Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	8,493,600
1,800	Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,965,384
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	2,837,760
3,070	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	3,073,930
5,600	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	5,732,328
3,000	Owen County, KY, (American Water Project), 6.25%, 6/1/39	3,121,260
380	Richland County, SC, (International Paper Co.), (AMT), 6.10%, 4/1/23	383,530
205	Sabine River Authority, LA, (International Paper Co.), 6.20%, 2/1/25	206,179
850	Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	855,176
6,240	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	5,990,899
2,600	Virgin Islands, (HOVENSA, LLC), (AMT), 6.50%, 7/1/21	2,566,044
340	Virgin Islands Public Finance Authority, (HOVENSA Refinery), (AMT), 6.125%, 7/1/22	323,303

		$64,350,572

Insured-Industrial Development Revenue — 0.6%
$1,700	New Jersey Economic Development Authority, (New Jersey-American Water Co, Inc.), (FGIC), (NPFG), (AMT), 5.375%, 5/1/32	$1,699,762

		$1,699,762

Insured-Lease Revenue/Certificates of Participation — 1.2%
$4,205	Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$3,557,766

		$3,557,766

Insured-Special Tax Revenue — 4.5%
$205	Hesperia, CA, Community Redevelopment Agency, (XLCA), 5.00%, 9/1/25	$182,364
295	Hesperia, CA, Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	203,367

Principal
Amount
(000’s omitted)	Security	Value
$4,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	$2,607,560
6,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	3,844,740
131,535	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,133,143

		$13,971,174

Insured-Transportation — 7.1%
$2,885	Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$2,870,315
4,000	Foothill/Eastern, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	1,166,000
500	Foothill/Eastern, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	125,095
4,000	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	987,800
15,000	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	3,465,450
10,000	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	1,515,400
7,850	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	8,035,182
4,480	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	1,043,750
1,745	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	377,286
4,775	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/37	895,599
1,675	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	1,492,727

		$21,974,604

Lease Revenue/Certificates of Participation — 0.7%
$2,000	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$2,190,280

		$2,190,280

Other Revenue — 4.4%
$510	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$522,643
575	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	585,246
315	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	321,108
12,950	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	292,023
4,430	Golden State Tobacco Securitization Corp., CA, 5.30%, (0.00% until 12/1/12), 6/1/37	2,850,705
6,190	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	4,541,479
1,560	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	1,140,906
2,000	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,772,640
1,500	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	1,454,145

		$13,480,895

Senior Living/Life Care — 2.3%
$2,000	Bexar County, TX, Health Facilities Development Corp., (Army Retirement Residence Foundation Project), 6.20%, 7/1/45	$2,000,000
465	Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	480,619
925	Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	932,770
470	Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	490,102
250	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	239,105
1,000	Mount Vernon, NY, Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	882,770
2,500	Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,198,575

		$7,223,941

Special Tax Revenue — 3.3%
$1,625	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$1,622,140
3,020	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	3,008,283
3,085	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	3,081,020
965	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	853,407
1,615	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,696,380

		$10,261,230

Principal
Amount
(000’s omitted)	Security	Value
Student Loan — 1.9%
$5,475	Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$5,844,617

		$5,844,617

Transportation — 8.1%
$1,365	Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/34	$1,382,841
325	Central Texas Regional Mobility Authority, 5.75%, 1/1/31	324,132
350	Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	372,890
2,500	Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,339,900
30,000	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	5,070,900
5,000	North Texas Tollway Authority, 5.75%, 1/1/38	5,008,050
750	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	736,118
5,000	St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,249,700
2,625	Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,843,846
1,520	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,621,095

		$24,949,472

Water and Sewer — 7.0%
$3,000	Atlanta, GA, Water & Wastewater Revenue, 6.25%, 11/1/34	$3,230,610
550	Marco Island, FL, Utility System, 5.00%, 10/1/34	541,415
2,425	Marco Island, FL, Utility System, 5.00%, 10/1/40	2,382,732
3,000	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/29	3,221,790
11,700	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	12,253,410

		$21,629,957

Total Tax-Exempt Investments — 113.1% (identified cost $330,323,195)		$348,932,291

Other Assets, Less Liabilities — (13.1)%		$(40,430,788)

Net Assets Applicable — 100.0%		$308,501,503

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2011, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments is as follows:

		Texas	14.1%

		California	12.5%

		Others, representing less than 10% individually	73.4%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 11.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 5.4% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	175 U.S. 10-Year Treasury Note	Short	$(21,294,992)	$(21,407,422)	$(112,430)
9/11	270 U.S. 30-Year Treasury Bond	Short	(33,475,288)	(33,218,438)	256,850

					$144,420

At June 30, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $256,850 and $112,430, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$284,757,091

Gross unrealized appreciation	$23,026,596
Gross unrealized depreciation	(3,281,396)

Net unrealized appreciation	$19,745,200

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$348,932,291	$—	$348,932,291

Total Investments	$—	$348,932,291	$—	$348,932,291

Futures Contracts	$256,850	$—	$—	$256,850

Total	$256,850	$348,932,291	$—	$349,189,141

Liability Description

Futures Contracts	$(112,430)	$—	$—	$(112,430)

Total	$(112,430)	$—	$—	$(112,430)

The Trust held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance National Municipal Opportunities Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 25, 2011